Organization and Summary of Significant Accounting Policies (Details) - Gryphon Digital Mining, Inc. [Member] - USD ($)		1 Months Ended		2 Months Ended	9 Months Ended
	Jun. 03, 2021	Nov. 30, 2021	Oct. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Mar. 26, 2021
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Purchase commitment					$ 44,109,000
Paid purchase commitment					3,656,000
Deposits paid					28,038,000
Total amount		$ 9,898,000
Purchase mining equipment				$ 14,192,000	$ 27,093,000
Subsequent Event [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Deposits paid			$ 3,303,000
Deposit outstanding		$ 2,869,000
Common stock shares (in Shares)						5,005,469
Merger agreement [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of consolidated	23.00%
Percentage of shareholders	77.00%
Common stock shares (in Shares)	21,282,593
Conversion of Stock, Shares Converted (in Shares)	5.31
Common stock shares (in Dollars per share)	$ 8.5
Business Combination, Consideration Transferred	$ 181,000,000
Common Stock [Member] | Merger agreement [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued of common stock	$ 111,000,000